Schedule of Investments
May 31, 2025 (unaudited)
Archer Income Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Corporate Bonds - 55.17% (5)

Air Transportation, Scheduled - 0.85%
Johnson Controls International, plc, 4.900%, 12/1/32	250,000	246,891

Aircraft - 0.51%
Boeing Co., 2.600%, due 10/30/25	150,000	148,439

Asset Management - 0.87%
Ares Capital Corp., 5.875%, 3/1/29	250,000	253,237

Banks & Financial Institutions - 4.49%
Federal Farm Credit Bank, 4.940%, 10/8/31	250,000	249,635
Federal Farm Credit Bank, 5.570, 8/26/33	500,000	499,457
Federal Home Loan Bank, 5.555%, 2/15/33	550,000	549,370

		1,298,461

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 0.90%
Kraft Heintz Foods Co., 6.375%, 7/15/28	250,000	261,182

Commercial Banks - 2.10%
Bank of Montreal MTN, 5.650%, 7/12/29	250,000	249,030
Capital One Financial Corp., 6.125%, to 06/23/25 Perp.	100,000	100,217
National Bank of Canada, 5.600%, 12/18/28	250,000	258,085

		607,332

Construction Machinery & Equip - 0.13%
Caterpillar, Inc., 3.050%, 5/15/27	40,000	38,397

Consumer Products - 0.18%
YMCA of Greater NY, 3.160%, 8/1/31	60,000	52,098

Crude Petroleum & Natural Gas - 2.21%
EOG Resources, Inc., 6.650%, 4/1/28	300,000	315,440
Southern Natural Gas, 7.350%, 2/15/31	300,000	325,149

		640,589

Dental Equipment & Supplies - 0.47%
Dentsply Sirona, Inc., 3.250%, to 06/01/2030	150,000	135,182

Electric & Other Services Combined - 1.33%
Duke Energy Corp., 3.200%, 6/15/25	40,000	39,950
Empire District Electric Co., 6.700%, 11/15/33	325,000	344,909

		384,860

Financial Services - 2.35%
Ford Motor Credit Co. LLC., 5.450%, 2/20/28	200,000	198,085
Ford Motor Credit Co. LLC., 5.700%, 9/20/34	350,000	339,198
General Motors Financial Company, Inc. Series C, 5.70%, to 9/30/30 (a) (b)	150,000	143,896

		681,179

General Building Contractors - Residential Buildings - 0.35%
Lennar Corp., 4.750%, due 11/29/27	100,000	100,259

Heating Equip, Except Elec & Warm Air; & Plumbing Fixtures - 1.53%
Masco Corp., 7.750%, 08/1/29	400,000	442,052

Investment Advice - 0.69%
Affiliated Managers Group, Inc., 3.500%, due 8/1/25	200,000	199,515

National Commercial Banks - 10.06%
Amsouth Bancorp, 6.750%, 11/1/25	150,000	150,986
Bank Of America Corp., 5.100%, 9/16/36	250,000	242,876
Bank of America Corp., 5.200%, due 12/5/31	250,000	252,137
Bank Of America Corp., 6.550%, 10/20/33	200,000	201,964
Bank of Montreal, 5.100%, due 10/18/34	250,000	238,574
CenterState Bank Corp., 5.750%, to 6/1/25	10,000	9,950
JPMorgan Chase & Co. Series B, 5.330, due 2/1/27 (3-month US Libor + .50%)	150,000	147,311
JPMorgan Chase & Co. Series CC, 7.117%, 5/1/26 (b)	150,000	150,182
Mellon Capital IV Series 1, 5.131%, to 6/20/25	200,000	166,731
Truist Financial Corp. Series M, 5.125%, to 12/15/27 (a)(b)	100,000	98,205
Truist Financial Corp. Series Q Perpetual, 5.10%, 3/1/30 (a)(b)	75,000	72,989
TTCU Federal Credit Union, 5.000%, 7/26/27	150,000	152,607
UMB Financial Corp., 3.700%, 9/17/30 (a)	250,000	247,706
US Bancorp, 3.70%, 1/15/27 (a)(b)	200,000	190,609
US Bancorp, 5.200%, due 12/26/29 (a)(b)	250,000	251,441
Wells Fargo & Company, 5.200%, 8/16/34	350,000	338,102

		2,912,369

Natural Gas Transmission - 1.75%
Northern Illinois Gas Co., 5.900%, due 12/1/32	250,000	254,820
Targa Resources Corp., 5.500%, 3/1/30	250,000	251,876

		506,696

Other Sectors - 0.18%
Conservation Fund, 3.474%, 12/15/29	55,000	51,554

Paper Mills - 1.70%
Georgia-Pacific, LLC., 7.250%, 6/1/28	300,000	322,859
Georgia-Pacific, LLC., 7.750%, 11/15/29	150,000	168,965

		491,824

Personal Credit Institutions - 0.50%
OneMain Finance Corp., 3.500%, due 1/15/27	150,000	145,323

Retail-Department Store - 0.12%
Dillards, Inc., 7.750%, due 7/15/26	35,000	35,625

Retail - Variety Stores - 1.03%
Ross Stores, Inc. 4.800%, 4/15/30	300,000	298,782

Retail-Drug Stores & Proprietary Stores - 1.02%
CVS Health Corp., 5.300%, 6/1/33	300,000	295,650

Security Brokers, Dealers & Flotation Companies - 3.25%
Capital Southwest Corp., 3.375%, due 10/1/26	100,000	96,342
Goldman Sachs Group, Inc. Series MTN, 5.100%, 2/14/30	300,000	297,684
Jefferies Financial Group, Inc., 6.000%, 1/31/33	300,000	297,225
Jefferies Financial Group, Inc., 6.500%, 4/30/35	250,000	250,897

		942,148

Services-Equipment Rental & Leasing - 0.85%
Air Lease Corp., 3.625%, due 12/1/27	100,000	98,014
United Rentals, Inc., 3.875%, due 11/15/27	150,000	146,624

		244,638

Services-General Medical & Surgical Hospitals - 0.90%
HCA Healthcare, Inc., 7.050%, due 12/1/27	250,000	261,970

Services - Miscellaneous Amusement & Recreation - 1.78%
The Walt Disney Co., 7.700%, 10/30/25	400,000	403,620
Walt Disney Co., 6.750%, 1/9/38	100,000	111,771

		515,391

Services-Prepackaged Software - 0.51%
VMWare, Inc., 3.900%, due 8/21/27	150,000	147,908

State Commercial Banks - 8.97%
Ally Financial, Inc. Series B, 4.700%, to 5/15/26 (a)(b)	150,000	141,442
Citizens Financial Group, Inc., 4.300%, due 2/11/31	250,000	245,886
Deutsche Bank, 5.150%, 9/15/34	250,000	236,228
Fifth Third Bancorp Series L, 4.500%, to 9/30/25 (a)(b)	150,000	149,028
First Citizens Bank, 6.125%, 3/9/28	350,000	362,204
Keycorp., 2.250%, 4/6/27	200,000	191,361
M&T Bank Corporation, 7.413%, 10/30/29 (a)	250,000	269,638
Merchants Bancorp, 5.250, 10/1/27 (a)(b)	4,000	100,640
Renasant Corp., 5.500%, 9/1/31	400,000	388,024
State Street Corp., 7.350%, 6/15/26	500,000	512,431
SVB Financial Group Series C, 0.000%, due 11/07/29	6,000	1

		2,596,883

Steel Works, Blast Furances & Rolling Mills (Coke Ovens) - 0.52%
Steel Dynamics, Inc., 5.00%, due 12/15/26	150,000	149,951

Telephone Communications - 2.50%
Indiana Bell Tel Co., Inc., 7.300%, due 8/15/26	50,000	50,981
Pacific Bell, 7.125%, 3/15/26	400,000	405,942
Verizon Communications, Inc., 6.800%, 5/1/29	250,000	268,083

		725,006

Wholesale-Groceries & Related Products - 0.56%
Sysco Corp., 6.500%, due 8/1/28	152,000	161,076

Total Corporate Bonds	(Cost $ 16,404,795)	15,972,467

Exchange-Traded Funds - 2.70% (3)

iShares 10+ Year Investment Grade Corporate Bond ETF	10,000	490,000
iShares 5-10 Year Investment Grade Corporate Bond ETF	5,000	262,550
iShares US Preferred Stock ETF	1,000	30,230

Total Exchange-Traded Funds	(Cost $ 809,693)	782,780

Real Estate Investment Trusts - 1.66% (3)

Boston Properties LP., 4.500%, 12/1/28	250,000	246,350
Ready Capital Corp., 5.750%, due 2/15/26	4,000	95,880
Ready Capital Corp., 9.000%, 12/15/29	6,000	138,780

Total Real Estate Investment Trusts	(Cost $ 494,775)	481,010

Municipal Bonds - 11.76% (5)

Alabama - 0.56%
Jacksonville Public Educational Building Authority Taxable, 6.100%, 8/10/30	150,000	159,633

Florida - 0.51%
North Miami Beach, FL, Water Revenue Series B, 2.311%, due 8/1/27	150,000	144,093

Georgia - 0.69%
Georgia Local Government, 4.750%, due 6/1/28	50,000	51,086
Georgia Qualified School Construction Bond Series F, 4.000%, 2/1/26	150,000	149,777

		200,862
Illinois - 0.61%
Illinois Build America Bond, 6.900%, due 3/1/35	125,000	134,018
Illinois State Taxable Pension AGM CR, 5.100%, 6/1/33	42,353	42,389

		176,406

Indiana - 4.58%
Beech Grove, IN Sch Bldg. Corp., 2.850%, due 7/5/25	70,000	69,884
City of South Bend IN Educational Center Project, 2.500%, 8/1/35	25,000	19,225
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, due 7/15/26	125,000	125,079
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 7/15/27	100,000	100,094
Gary Community School, 3.200%, due 7/15/29	50,000	48,574
Gary Community School, 3.500%, 1/15/33	25,000	23,385
Indiana State Financial Authority University Housing Revenue, 5.388%, 7/1/35	250,000	247,445
Indiana State Housing & Community Development Authority, 4.984%, 7/1/30	140,000	141,613
Philadelphia PA Qualified School Construction Bond, 5.995%, 9/1/30	80,000	83,721
Plainfield Redevelopment Commission, 2.000%, due 2/1/29	300,000	273,318
Schererville Income Econ Dev Revenue, 2.579%, 1/15/30	150,000	134,831
Town of Speedway IN Revenue Bond, 5.000%, 8/1/34	50,000	49,905
Warsaw Industry Redevelopment District Tax Taxable Special Taxing District Series A, 4.750%, due 2/1/26	10,000	9,965

		1,327,037

Maryland - 0.35%
Baltimore MD, Brd of Sch Commissioners City Schs Revenue, 5.692%, due 12/15/25	100,000	100,848

Michigan - 0.60%
Michigan State Taxable School Loan Series A, 3.200%, due 5/15/27	177,500	174,726

Nebraska - 0.05%
Omaha NE Special Obligation Taxable Ref Riverfront, 6.400%, due 2/1/26	15,000	15,198

New York - 0.31%
New York St Dorm Auth Revenues, 5.289%, due 3/15/33	90,334	90,606

Ohio - 0.98%
Avon, OH, General Obligations Various Purpose Improvement Refunding Bonds, Series 2020, 0.955%, due 12/1/25	100,000	98,387
Bloom & Carroll Ohio Loc Sch Dist, 5.800%, due 12/1/25	60,000	60,433
Cleveland, OH Income Tax Revenue Build America Bonds, 6.060%, due 10/1/26	5,000	5,057
JobsOhio Beverage Sys Stwd Lien Liquor Profits Revenue Refunding Bonds, Series 2020A, 2.268%, due 1/1/28	125,000	118,941

		282,818

Oregon - 0.53%
Philomath, Oregon Sch District, 5.472%, due 6/15/27	150,000	152,739

Pennsylvania - 0.99%
East-Norriton-Plymouth-Whitpain Joint Sewer Authority, 1.832%, due 8/1/28	200,000	186,002
Pennsylvania Higher Educational Facs Authority Revenue, 3.000%, 6/15/25	100,000	99,942

		285,944

Texas - 0.50%
North Texas Tollway Authority, 8.410%, due 2/1/30	37,000	40,024
Somerset Hills Road Dist #4 Texas, 5.125%, due 8/15/34	105,000	104,713

		144,738

Washington - 0.51%
City of Bellevue, WA, 0.751%, 12/1/25	150,000	147,524

Total Municipal Bonds	(Cost $ 3,473,529)	3,403,171

US Government Treasury - 2.53%

U.S. Government Treasury Bill, 3.875%, 8/15/33	750,000	728,291

Total US Government Treasury	(Cost $ 705,264)	728,291

Preferred Securities - 1.74%

Asset Management - 0.11%
B Riley Financial, Inc., 6.50%, due 9/30/26	3,000	31,500

National Commercial Banks - 1.27%
BAC Capital Trust XIII Series F, 4.960%, 3/15/43 (b)	100,000	77,088
Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27	150,000	145,549
PNC Capital Trust C, 5.150%, due 6/1/28	150,000	147,127

		369,764

State Commercial Banks - 0.35%
Medallion Bank Utah Series F, 8.000%, to 4/1/25 (a) (b)	4,000	102,160

Total Preferred Securities	(Cost $ 571,750)	503,424

Structured Note - 2.34% (5)
	Shares	Value
Security Brokers, Dealers & Flotation Companies - 1.04%
Goldman Sachs Group, Inc. Series MTN, 0.00%, Capped at 10% (4) (maturity date: 12/13/28)	25,000	21,063
Goldman Sachs Group, Inc., 0.00%, Capped at 10% (4) (maturity date: 11/13/28)	100,000	82,923
Morgan Stanley, Series MTN, 0.000%, due 8/19/28 Capped at 10% (4)	120,000	102,396
Morgan Stanley, Series MTN, 0.000%, due 8/30/28 Capped at 12% (4)	114,000	95,268

		301,649

National Commercial Banks - 1.29%
Citigroup, Inc., 0.000%, 3/12/34	394,000	276,958
Key Corp., 5.49386%, due 7/1/28 (3-month US Libor + 0.74%)	100,000	97,040

		373,998

Total Structured Note	(Cost $ 675,540)	675,647

Money Market Registered Investment Companies - 20.59%

Federated Treasury Obligation Fund - Institutional Shares - 4.14% (4)	5,956,365	5,956,365

Total Money Market Registered Investment Companies	(Cost $ 5,956,365)	5,956,365

Total Investments - 98.49%	(Cost $ 29,091,710)	28,503,156

Other Assets Less Liabilities - 1.51%		445,839

Total Net Assets - 100.00%		28,948,995

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$7,208,105	$-
Level 2 - Other Significant Observable Inputs	21,295,051	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$28,503,156	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(3) Exchange Traded Funds.
(4) Variable rate security; the coupon rate shown represents the yield at May 31, 2025.

(5) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.